Cash, balances with banks and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash, balances with banks and cash equivalents [Abstract]
Cash, balances with banks and cash equivalents

18.  Cash, balances with banks and cash equivalents

a)  Cash and balances with banks

	R$ thousand
	On December 31
	2019	2018
Cash and due from banks in domestic currency	14,802,308	14,734,228
Cash and due from banks in foreign currency	4,185,462	4,877,776
Compulsory deposits with the Central Bank (1)	90,622,337	87,596,916
Investments in gold	892	823
Total	109,610,999	107,209,743

(1) Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.

b)  Cash and cash equivalents

	R$ thousand
	On December 31
	2019	2018
Cash and due from banks in domestic currency	14,802,308	14,734,228
Cash and due from banks in foreign currency	4,185,462	4,877,776
Interbank investments (1)	42,890,831	90,612,803
Investments in gold	892	823
Total	61,879,493	110,225,630

(1) Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$38,451,100 thousand (2018 - R$60,443,537 thousand) refers to financial assets pledged as collateral.